Fair Value Hierarchy - Summary of Fair Value Measurement Hierarchy Of The Assets And Liabilities (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Financial guarantee contracts
Financial Liabilities [Abstract]
Carrying value	₨ 78	₨ 0
Fair value	78	0
Non convertible debentures | Level 3
Financial Liabilities [Abstract]
Carrying value	100,584	45,211
Fair value	101,725	45,211
Compulsorily Convertible Debentures | Level 3
Financial Liabilities [Abstract]
Carrying value	809	553
Fair value	809	553
Term loan from bank | Level 3
Financial Liabilities [Abstract]
Carrying value	51,157	53,924
Fair value	51,455	53,924
Term Loan From Financial Institutions | Level 3
Financial Liabilities [Abstract]
Carrying value	93,419	92,488
Fair value	99,394	92,488
Compulsorily Convertible Preference Shares | Level 3
Financial Liabilities [Abstract]
Carrying value	0	23,200
Fair value	0	23,200
Senior Secured Notes | Level 3
Financial Liabilities [Abstract]
Carrying value	92,924	128,160
Fair value	92,924	128,160
Interest accrued but not due on debentures | Level 3
Financial Liabilities [Abstract]
Carrying value	132	0
Fair value	132	0
Derivative instruments | Level 2
Financial Liabilities [Abstract]
Carrying value	1,070	0
Fair value	1,070	0
Bank deposits with remaining maturity for more than twelve months | Level 2
Financial Assets [Abstract]
Carrying value	2,999	142
Fair value	2,999	142
Investments, unquoted debt securities | Level 3
Financial Assets [Abstract]
Carrying value	0	624
Fair value	0	624
Derivative instruments | Level 2
Financial Assets [Abstract]
Carrying value	2,691	8,718
Fair value	2,691	8,718
Security Deposits | Level 3
Financial Assets [Abstract]
Carrying value	140	126
Fair value	140	126
Trade receivables | Level 2
Financial Assets [Abstract]
Carrying value	1,178	0
Fair value	₨ 1,178	₨ 0